SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT	12 Months Ended
Dec. 31, 2015
Condensed Financial Information Of Parent (Tables) [Abstract]
Condensed Financial Information of Parent

SCHEDULE I – SEMPRA ENERGY CONDENSED FINANCIAL INFORMATION OF PARENT

SEMPRA ENERGY
CONDENSED STATEMENTS OF OPERATIONS
(Dollars in millions, except per share amounts)
	Years ended December 31,
	2015		2014		2013

Interest income	$	―	$	―	$42
Interest expense		(261)		(235)	(239)
Operation and maintenance		(66)		(78)	(63)
Other income, net		7		50	41
Income tax benefits		150		133	117
Loss before equity in earnings of subsidiaries		(170)		(130)	(102)
Equity in earnings of subsidiaries, net of income taxes		1,519		1,291	1,103
Net income/earnings		$1,349		$1,161	$1,001

Basic earnings per common share		$5.43		$4.72	$4.10
Weighted-average number of shares outstanding (thousands)		248,249		245,891	243,863

Diluted earnings per common share		$5.37		$4.63	$4.01
Weighted-average number of shares outstanding (thousands)		250,923		250,655	249,332
See Notes to Condensed Financial Information of Parent.

SEMPRA ENERGY
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(Dollars in millions)
	Years ended December 31,
	Pretax	Income tax	Net-of-tax
	amount	benefit (expense)	amount
2015:
Net income	$1,199	$150	$1,349
Other comprehensive income (loss):
Foreign currency translation adjustments	(260)	―	(260)
Financial instruments	(80)	33	(47)
Pension and other postretirement benefits	(3)	1	(2)
Total other comprehensive loss	(343)	34	(309)
Comprehensive income	$856	$184	$1,040
2014:
Net income	$1,028	$133	$1,161
Other comprehensive income (loss):
Foreign currency translation adjustments	(193)	―	(193)
Financial instruments	(106)	42	(64)
Pension and other postretirement benefits	(20)	8	(12)
Total other comprehensive loss	(319)	50	(269)
Comprehensive income	$709	$183	$892
2013:
Net income	$884	$117	$1,001
Other comprehensive income (loss):
Foreign currency translation adjustments	111	―	111
Financial instruments	13	(4)	9
Pension and other postretirement benefits	47	(19)	28
Total other comprehensive income	171	(23)	148
Comprehensive income	$1,055	$94	$1,149
See Notes to Condensed Financial Information of Parent.

SEMPRA ENERGY
CONDENSED BALANCE SHEETS
(Dollars in millions)
	December 31,	December 31,
	2015	2014(1)
Assets:
Cash and cash equivalents	$4	$3
Due from affiliates	62	101
Deferred income taxes	―	398
Other current assets	4	15
Total current assets	70	517

Investments in subsidiaries	15,586	14,557
Due from affiliates	457	174
Deferred income taxes	2,188	1,544
Other assets	641	609
Total assets	$18,942	$17,401

Liabilities and shareholders’ equity:
Current portion of long-term debt	$752	$ ―
Due to affiliates	332	338
Income taxes payable	42	93
Other current liabilities	310	271
Total current liabilities	1,436	702

Long-term debt	5,195	4,644
Due to affiliates	―	230
Other long-term liabilities	502	499
Shareholders’ equity	11,809	11,326
Total liabilities and shareholders’ equity	$18,942	$17,401
(1) As adjusted for the retrospective adoption of ASU 2015-03.
See Notes to Condensed Financial Information of Parent.

SEMPRA ENERGY
CONDENSED STATEMENTS OF CASH FLOWS
(Dollars in millions)
	Years ended December 31,
	2015	2014	2013

Net cash used in operating activities	$(255)	$(260)	$(131)

Dividends received from subsidiaries	350	300	50
Expenditures for property, plant and equipment	(43)	(15)	(1)
Purchase of trust assets	(5)	(4)	(5)
Proceeds from sales by trust	―	―	10
Capital contribution to subsidiaries	―	―	(6)
(Increase) decrease in loans to affiliates, net	(457)	627	962
Cash (used in) provided by investing activities	(155)	908	1,010

Common stock dividends paid	(628)	(598)	(606)
Issuances of common stock	52	56	62
Repurchases of common stock	(74)	(38)	(45)
Issuances of long-term debt	1,248	499	498
Payments on long-term debt	―	(800)	(650)
(Decrease) increase in loans from affiliates, net	(230)	234	(147)
Tax benefit related to share-based compensation	52	―	―
Other	(9)	(4)	(3)
Cash provided by (used in) financing activities	411	(651)	(891)

Increase (decrease) in cash and cash equivalents	1	(3)	(12)
Cash and cash equivalents, January 1	3	6	18
Cash and cash equivalents, December 31	$4	$3	$6

SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCING ACTIVITIES
Financing of build-to-suit property	$61	$61	$14
Common dividends issued in stock	55	42	―
Dividends declared but not paid	174	163	154
See Notes to Condensed Financial Information of Parent.

SEMPRA ENERGY

NOTES TO CONDENSED FINANCIAL INFORMATION OF PARENT

Note 1. Basis of Presentation

Sempra Energy accounts for the earnings of its subsidiaries under the equity method in this unconsolidated financial information.

Other Income, Net, on the Condensed Statements of Operations includes $3 million, $27 million and $39 million of gains on dedicated assets in support of our executive retirement and deferred compensation plans in 2015, 2014 and 2013, respectively.

Because of its nature as a holding company, Sempra Energy classifies dividends received from subsidiaries as an investing cash flow.

Note 2. New Accounting Standards

Accounting Standards Update (ASU) 2015-03, “Interest – Imputation of Interest: Simplifying the Presentation of Debt Issuance Costs” (ASU 2015-03) and ASU 2015-15, “Interest – Imputation of Interest: Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements” (ASU 2015-15): ASU 2015-03 provides guidance on the financial statement presentation of debt issuance costs and requires an entity to present debt issuance costs in the balance sheet as a direct deduction from the carrying amount of the related long-term debt liability. This guidance must be applied using a full retrospective approach for all periods presented in the period of adoption. Sempra Energy retrospectively adopted ASU 2015-03 during the annual reporting period ended December 31, 2015, and the adoption did not affect its results of operations or cash flows. The Condensed Balance Sheet at December 31, 2014 reflects the reclassification of $22 million from Other Assets to Long-Term Debt.

ASU 2015-17, “Income Taxes – Balance Sheet Classification of Deferred Taxes” (ASU 2015-17): ASU 2015-17 simplifies the financial statement presentation of deferred tax assets and liabilities and requires an entity to present deferred tax assets and liabilities as noncurrent on the balance sheet. This guidance may be applied prospectively or retrospectively.

Sempra Energy adopted ASU 2015-17 on a prospective basis for the annual reporting period ended December 31, 2015, and the adoption did not affect its results of operations or cash flows. The Consolidated Balance Sheet at December 31, 2014 was not retrospectively adjusted.

ASU 2016-02, “Leases” (ASU 2016-02): ASU 2016-02 requires entities to include substantially all leases on the balance sheet by requiring the recognition of right-of-use assets and lease liabilities for all leases. Entities may elect to not recognize leases with a maximum possible term of less than 12 months. For lessees, a lease is classified as finance or operating and the asset and liability are initially measured at the present value of the lease payments. For lessors, accounting for leases is largely unchanged from previous provisions of accounting principles generally accepted in the United States of America (U.S. GAAP), other than certain changes to align lessor accounting to specific changes made to lessee accounting and ASU 2014-09, “Revenue from Contracts with Customers.” ASU 2016-02 also requires qualitative disclosures along with specific quantitative disclosures for both lessees and lessors.

For public entities, ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, with early adoption permitted, and is effective for interim periods in the year of adoption. The standard requires lessees and lessors to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The modified retrospective approach includes optional practical expedients that may be elected, which would allow entities to continue to account for leases that commence before the effective date of the standard in accordance with previous U.S. GAAP unless the lease is modified, except for the lessee requirement to recognize right-of-use assets and lease liabilities for all operating leases at the reporting date. We are currently evaluating the effect of the standard on our ongoing financial reporting.

Note 3. Long-Term Debt

The following table shows the detail and maturities of long-term debt outstanding:

LONG-TERM DEBT
(Dollars in millions)
	December 31,	December 31,
	2015	2014(1)

6.5% Notes June 1, 2016, including $300 at variable rates after
fixed-to-floating rate swaps effective January 2011 (4.77% at December 31, 2015)	$750	$750
2.3% Notes April 1, 2017	600	600
6.15% Notes June 15, 2018	500	500
9.8% Notes February 15, 2019	500	500
2.4% Notes March 15, 2020	500	―
2.85% Notes November 15, 2020	400	―
2.875% Notes October 1, 2022	500	500
4.05% Notes December 1, 2023	500	500
3.55% Notes June 15, 2024	500	500
3.75% Notes November 15, 2025	350	―
6% Notes October 15, 2039	750	750
Market value adjustments for interest rate swaps, net	(2)	―
Build-to-suit lease	136	75
	5,984	4,675
Current portion of long-term debt	(752)	―
Unamortized discount on long-term debt	(10)	(9)
Unamortized debt issuance costs	(27)	(22)
Total long-term debt	$5,195	$4,644
(1) As adjusted for the retrospective adoption of ASU 2015-03.

Excluding the build-to-suit lease and market value adjustments for interest rate swaps, maturities of long-term debt are $750 million in 2016, $600 million in 2017, $500 million in 2018, $500 million in 2019, $900 million in 2020 and $2.6 billion thereafter.

Additional information on Sempra Energy’s long-term debt is provided in Note 5 of the Notes to Consolidated Financial Statements in the Annual Report.

Note 4. Commitments and Contingencies

For contingencies and guarantees related to Sempra Energy, refer to Notes 4, 5 and 15 of the Notes to Consolidated Financial Statements in the Annual Report.